Acquisition of Zyga Technology Inc.- Final Allocation of Total Consideration Tangible and Intangible Assets and Liabilities Fair Values (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 04, 2018	Dec. 31, 2017
Business Combinations [Line Items]
Acquisition contingencies	$ (1,130)	$ (4,986)
Goodwill	$ 0	$ 4,414		$ 3,413
Zyga Technology Inc [Member]
Business Combinations [Line Items]
Inventories			$ 1,099
Accounts receivable			573
Other current assets			53
Property, plant and equipment			151
Other assets			26
Deferred tax assets			4,715
Current liabilities			(947)
Acquisition contingencies			(4,986)
Net tangible assets acquired			684
Other intangible assets			6,760
Goodwill			13,556
Total net assets acquired			$ 21,000